Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents comprise of:

	2023 € '000s	2022 € '000s
Cash-in-transit	31,316	38,087
Processor bank balances	48,532	47,335
Bank balances	162,075	169,356
	241,923	254,778